Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Assets
Property, plant and equipment are depreciated using the straight-line method, over the estimated useful life of each asset as follows:

Useful life in Years
Buildings	10 to 40
Main components of tanks and jetties	10 to 40
Installations	10 to 25
Other equipment	3 to 10